Transactions with related parties	6 Months Ended
Jun. 30, 2023
Transactions with related parties
Transactions with related parties
2.

Transactions with related parties
a)

Altair

Travel

Agency

S.A.

(“Altair”):

The

Company

uses

the

services

of

an

affiliated

travel
agent,

Altair,

which is

controlled by

the

Company’s Chairman

of the

Board. Travel

expenses for

the six
months

ended

June

30,

2023

and

2022

amounted

to

$
1,311

and

$
1,238
,

respectively,

and

are

mainly
included

in

fixed

assets,

vessel

operating

expenses

and

general

and

administrative

expenses

in

the
accompanying unaudited

interim consolidated

financial statements.

As of

June 30,

2023 and

December
31, 2022, an amount

of $
195

and $
136
, respectively,

was due to Altair,

included in due to

related parties
in the accompanying interim consolidated balance sheets.

b)

Steamship Shipbroking Enterprises Inc. or

Steamship:

Steamship is a company controlled by
our

Chairman

of

the

Board,

Mr.

Simeon

Palios

until

January

15,

2023

and

our

CEO

Mrs.

Semiramis
Paliou

thereafter.

Steamship

provides

brokerage

services

to

DSI

for

a

fixed

monthly

fee

plus
commissions on

the sale

and purchase

of vessels,

pursuant to

a Brokerage

Services Agreement

dated
February

22,

2023.

For

the

six

months

ended

June

30,

2023

and

2022,

brokerage

fees

amounted

to
$ 1,950

and $
1,654
, respectively,

included in

general and

administrative expenses

in the

accompanying
unaudited interim consolidated statements of income.

For the six months ended June 30, 2023 and 2022,
the Company

also paid

commissions on

the sale

and purchase

of vessels

which amounted

to $
226

and
$ 1,219
, respectively,

included in

the

cost

of vessels,

or

the gain

on the

sale of

vessels. As

of June

30,
2023 and December 31, 2022, there was no

amount due to or from Steamship.
c)

Diana Wilhelmsen Management Limited, or DWM:

DWM is a joint venture between

Diana Ship
Management Inc., a

wholly owned subsidiary

of DSI,

and Wilhelmsen Ship

Management Holding AS,

an
unaffiliated third party,

each holding
50
% of DWM.

The DWM office

is in Athens, Greece.

As of June

30,
2023

and

December

31,

2022,

the

investment

in

DWM

amounted

to

$
708

and

$
506
,

respectively,
included in equity method investments in the

accompanying interim consolidated balance sheets. For the
six months

ended June

30, 2023

and 2022,

the investment

in DWM

resulted in

gain of

$
202

and $
767 ,
respectively,

and

is

included

in

gain

from

equity

method

investments

in

the

accompanying

unaudited
interim consolidated statements of income.
DWM

provides

commercial

and

technical

management

to
six

of

the

Company’s

vessels

for

a

fixed
monthly

fee

and

a

percentage

of

the

vessels’

gross

revenues.

Management

fees

for

the

six

months
ended June 30, 2023 and 2022, amounted to

$
647

and $
228
, respectively,

and are separately presented
as management

fees to

related party

in the

accompanying unaudited interim

consolidated statements of
income. Also, for the

six months ended June 30,

2023, management fees amounting to

$
19

are included
in vessels,

net. Commissions

during the

six months

ended June

30, 2023

and 2022,

amounted to

$
194
and

$
83

respectively,

and

are

included

in

voyage

expenses.

As

of

June

30,

2023

and

December

31,
2022, there was an amount

of $
156

and $
216

due from DWM, included in

due from related parties in

the
accompanying interim consolidated balance sheets.
d)

OceanPal Inc.,

or OceanPal:

The Company

is the

holder of
500,000

Series B

Preferred Shares
and 10,000

Series

C

Convertible

Preferred

Shares

of

OceanPal.
Series B preferred shares entitle the
holder to 2,000 votes on all matters submitted to vote of the stockholders of the Company, provided however, that the total number of votes shall not exceed 34% of the total number of votes, provided further, that the total number of votes entitled to vote, including common stock or any other voting security, would not exceed 49% of the total number of votes.

Series B Preferred Shares have no dividend
or distribution rights.
Series C preferred shares do not have voting rights unless related to amendments of the Articles of
Incorporation that adversely alter the preference, powers or rights of the Series C Preferred Shares or to issue Parity Stock or create or issue Senior Stock.

Series

C

preferred

shares

have

a

liquidation
preference equal to the stated value of $ 10,000

and are convertible into common stock at the Company’s
option commencing upon the

first anniversary of the

issue date, at a

conversion price equal to

the lesser
of

$
6.5

and

the

10-trading

day

trailing

VWAP

of

OceanPal’s

common

shares,

subject

to

adjustments.
Dividends

on each share of Series

C Preferred Shares are cumulative and

accrue from the original issue
date at the rate of 8 % per annum. Dividends are payable in cash or, at OceanPal’s election, in kind.
On February 1,

2023, the Company,

through a wholly

owned subsidiary,

entered into an

agreement with
OceanPal

to

sell

the

vessel
Melia

for

the

sale

price

of

$
14,000
,

of

which

$
4,000

in

cash,

paid

by
OceanPal on February

2, 2023, and

$
10,000

through the issuance

of
13,157

shares of OceanPal

Series
D Cumulative

Convertible Preferred

Stock. The

vessel was

delivered to

her new

owners on

February 8,
2023,

and

the

Company

received
13,157

Series

D

Cumulative

Convertible

Preferred

Shares.

The
Company

initially

measured

its

investment

on

Series

D

preferred

shares

at

fair

value

on

February

8,
2023,

the

issuance

date,

and

elected

to

subsequently

measure

such

investment

in

accordance

with
paragraph ASC 321-10-35-2. The fair

value of Series

D Preferred Shares

was determined through

Level
2 inputs of the fair value hierarchy by taking into consideration a third-party valuation which was based on
the

income

approach,

taking

into

account

the

present

value

of

the

future

cash

flows

the

Company
expects to receive from holding the equity instrument.

Series D preferred shares are convertible into

common stock at the holder’s option, at a

conversion price
equal

to

the

10-trading

day

trailing

VWAP

of

OceanPal’s

common

shares,

provided

however

that

the
holder would not

beneficially own greater than
49
% of

OceanPal’s outstanding shares

of common stock.
Series D preferred shares have no voting rights
; dividends are cumulative, accruing at

the rate of
7 % per
annum, payable

in cash

or,

at OceanPal’s

election, in

PIK shares

(Series D

Preferred shares

issued to
the holder in lieu of cash dividends); and they have a liquidation preference equal $
1,000

per share.

On

June

9,

2023,

the

Company

distributed

the

OceanPal

Series

D

Preferred

Shares

as

a

special
dividend to its shareholders of record on April 24, 2023. The Company accounted for the transaction as a nonreciprocal

transfer

with

its

owners

in

accordance

with

ASC

845

and

measured

the

fair

value

of

the
preferred shares

on the

date of

declaration at

$
10,761
. The

fair value

of the

Series D

Preferred Shares
was determined through

Level 2

inputs of the

fair value hierarchy,

by using the

income approach, taking
into account the present value of the future cash flows, the holder of shares would expect to receive from
holding the equity instrument. This resulted

in a gain of

$
761
, being the difference

between the fair value
and the

carrying value

of the

investment and

is separately

presented as

gain on

dividend distribution

in
the 2023 accompanying unaudited interim consolidated statement of income.
As of June 30, 2023 and December 31,

2022, the aggregate value of investments in OceanPal, for which the

Company

applies

the

guidance

for

equity

securities

without

readily

determinable

fair

values,
amounted to

$
7,744

and $
7,744
, respectively,

including dividends receivable

amounting to

$
168

in both
periods,

and

are

separately

presented

in

investments

in

related

parties

in

the

accompanying

interim
consolidated balance sheets. As of June 30, 2023 and December 31,

2022, the Company did not identify
any indications for impairment,

or any observable prices change for identical or similar investments of the same issuer

and the investments continued to

qualify to be measured at

cost. For the six

months ended
June

30,

2023

and

2022, dividend

income

from the

Series

C

and

Series D

OceanPal

preferred shares
(from

the

date

of

acquisition

until

their

distribution

to

shareholders)

amounted

to

$
567

and

$
400 ,
respectively,

included in

interest and

other income

in the

accompanying unaudited

interim consolidated
statements of income.
e)

Bergen Ultra LP,

or Bergen:

Bergen is a limited partnership between the Company

and Ecobulk
AS,

an

unrelated

third

party,

which

was

established

for

the

purpose

of

acquiring,

owning,

chartering
and/or operating a vessel. Bergen was

a wholly owned subsidiary of

Diana, which on February 14, 2023,
signed

a

Memorandum

of

Agreement

to

acquire

from

an

unaffiliated

third-party

the
Nord

Potomac
,

a
2016 Ultramax

dry bulk

vessel, for

$
27,900

which was

delivered on

April 10,

2023. On

March 30,

2023,
Bergen

entered

into

a

loan

agreement

with

Nordea

for

a

$
15,400

loan

to

finance

part

of

the

purchase
price of

the vessel.

On the

same date,

the Company

entered into

a corporate

guarantee with

Nordea to
secure

Bergen’s

obligations

under

the

loan

to

decrease

the

borrowing

cost

of

the

partnership,

in
exchange

for

a

fee

payable

to

Diana

by

Bergen.

On

April

28,

2023,

the

Company

entered

into

(i)

an
investment agreement with Ecobulk AS, under which Ecobulk AS acquired 75 % of the limited partnership interests, for

$
11,025
; (ii)

an amended

limited partnership

agreement under

which the

Company acts

as
the

General Partner

of the

partnership through

its

wholly owned

subsidiary Diana

General Partner

Inc.;
(iii) an administrative service agreement

under which DSS provides

administrative services to Bergen for
an annual

fee

of $
15
; (iv)

a commission

agreement under

which the

Company is

paid a

commission of
0.8
% per

annum, on the

outstanding balance of

the loan,

as compensation for

the guarantee

it provided
to

Nordea

and

(v)

a

convertible

loan

agreement

for

$
27,900

plus

other

expenses,

with

Bergen

under
which

Bergen

would

have

to

repay

all

expenditures

made

by

the

Company

for

the

acquisition

of

the
vessel. Pursuant

to the convertible

loan, on April

28, 2023,

the Company received

from Bergen $
25,189
in cash while an

amount of $
3,675

was converted into partnership

interests in Bergen, representing
25%
of the total partnership interests.
Upon

the

provisions

of

the

amended

partnership agreement,

the

general

partner

irrevocably

delegated
the

authority

to

Bergen’s

board

of

directors

to

have

the

power

to

oversee

and

direct

the

operations,
management and policies of Bergen. The Company evaluated its variable interests in Bergen under ASC
810 and

concluded that

Bergen is

a VIE

and that

the Company

does not

individually have

the power

to
direct the

activities of the

VIE that most

significantly affect the

partnership’s performance. From

April 28,
2023

the

Company no

longer retains

the

power

to

control the

board

of directors.

As

of

the

same

date,
Bergen has been considered as an affiliate entity and not as a controlled subsidiary of the Company.

The
Company

accounted

for

the

deconsolidation

of

Bergen

in

accordance

with

ASC

610

and

the

retained
noncontrolling

interest

of
25
%

was

accounted

for

under

the

equity

method

due

to

the

Company’s
significant influence over Bergen.
On

the

date

of

deconsolidation,

the

Company

measured

the

fair

value

of

the

retained

noncontrolling
interest at

$
4,519

through Level

2 inputs

of the

fair value

hierarchy.

The Company

in order

to calculate
the fair value of its 25
% interest in accordance with ASC

610, took into consideration the fair

value of the
distinct

assets

and

liabilities

of

Bergen

on

the

date

of

the

deconsolidation.

This

resulted

in

a

gain

on
deconsolidation

amounting

to

$
844
,

separately presented

in

the

accompanying 2023

unaudited interim
consolidated

statement

of

income,

being

the

difference

between

the

fair

value

of

the

retained
noncontrolling interest plus the carrying value

the liabilities assumed by Bergen

and the carrying value of
the assets derecognized.
For

the

six

months

ended

June

30,

2023,

the

investment

in

Bergen

resulted

in

a

gain

of

$
42

and

is
included

in

gain

from

equity

method

investments

in

the

2023

accompanying

unaudited

interim
consolidated statement

of

income. As

of

June 30,

2023, the

investment in

Bergen

amounted to

$
4,561
and

is

included

in

equity

method

investments

in

the

accompanying

2023

consolidated

balance

sheet.
Also, for the

six months ended June

30, 2023, income from

management fees from Bergen

amounted to
$ 3
,

included

in

time

charter

revenues

and

income

from

the

commission

paid

on

the

loan

guarantee
amounted

to

$
22
,

included

in

interest

and

other

income

in

the

2023

accompanying

unaudited

interim
consolidated statement

of

income. As

of

June 30,

2023, there

was an

amount of

$
25

due from

Bergen
included in due from related parties in the 2023 accompanying consolidated balance sheet.